Schedule of Mineral Properties (Details) - CAD	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015
Mineral Property	CAD 3,238,872	CAD 563,031	CAD 20,000
Klondike, British Columbia [Member]
Mineral Property	0	513,031
Indata, British Columbia [Member]
Mineral Property	0	50,000
Idaho-Maryland, California [Member]
Mineral Property	CAD 3,238,872	CAD 0